EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$55,591	$67,678
Service cost	4,119	3,705
Interest cost	2,388	2,319
Amendments	0	124
Actuarial gain (loss)	6,025	(6,745)
Benefits paid, excluding settlement	(8,343)	(1,111)
Settlements	0	(10,379)
Benefit obligation at end of year	59,780	55,591

Change in plan assets
Fair value of plan assets at beginning of year	131,647	123,716
Actual return on plan assets	10,022	19,421
Employer contribution	0	0
Benefits paid, excluding settlement	(8,343)	(1,111)
Settlements	0	(10,379)
Fair value of plan assets at end of year	133,326	131,647

Amounts recognized in the Consolidated Balance Sheets
Assets	73,546	76,056
Liabilities	0	0
Net amount recognized	$73,546	$76,056

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$31,644	$28,411
Net prior service cost	(3,159)	(3,573)
Deferred tax assets	(10,581)	(9,273)
Net amount recognized	$17,904	$15,565

Change in accumulated other comprehensive income (loss)	$2,339	$(15,773)

Accumulated benefit obligation	$59,063	$53,664

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2014	2013	2012
Service cost	$4,119	$3,705	$3,483
Interest cost	2,388	2,319	2,550
Expected return on assets	(9,055)	(8,988)	(9,055)
Amortization of prior service cost	(413)	(423)	(423)
Recognized net actuarial loss	1,824	2,709	2,964
Settlement charges	0	6,174	0
Net periodic benefit (income) cost	(1,137)	5,496	(481)

Other changes recognized in accumulated other comprehensive income
Net actuarial (gain) loss	5,058	(17,178)	(1,954)
Prior service cost	0	124	0
Amortization of prior service cost	413	423	423
Amortization of gain	(1,824)	(2,709)	(2,964)
Settlement charges	0	(6,174)	0
Total recognized in accumulated other comprehensive income	3,647	(25,514)	(4,495)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$2,510	$(20,018)	$(4,976)

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$1,780	$1,926	$3,248
Amortization of prior service credit	(413)	(413)	(423)

Schedule of Assumptions Used [Table Text Block]

Weighted-average assumptions to determine
	December 31,
	2014	2013
Benefit obligations
Discount rate	3.76%	4.62%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	4.62%	3.73%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2014 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$172	$172	$0	$0
Fixed income mutual funds	49,938	49,938	0	0
Equity mutual funds	83,216	83,216	0	0
Total	$133,326	$133,326	$0	$0

The fair value of the plan assets as of December 31, 2013 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$126	$126	$0	$0
Fixed income mutual funds	50,277	50,277	0	0
Equity mutual funds	81,244	81,244	0	0
Total	$131,647	$131,647	$0	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2015	$4,436
2016	5,946
2017	4,433
2018	5,089
2019	4,442
Thereafter	26,926